Cover	Apr. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity File Number	000-55903
Entity Registrant Name	BLUE STAR FOODS CORP.
Entity Central Index Key	0001730773
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 NW 109th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	(860)
Local Phone Number	633-5565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BSFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false